JOHCM EMERGING MARKETS OPPORTUNITIES FUND

JOHCM GLOBAL EQUITY FUND

JOHCM INTERNATIONAL SELECT FUND

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

JOHCM ASIA EX-JAPAN EQUITY FUND

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

JOHCM US SMALL MID CAP EQUITY FUND

Each A SERIES OF ADVISERS INVESTMENT TRUST

Supplement Dated August 5, 2016 to

Prospectus Dated January 28, 2016

At a Meeting of the Board of Trustees of the Trust held on June 15-16, 2016 BHIL Distributors, LLC (“BHIL LLC”) was approved as underwriter, replacing BHIL Distributors, Inc. effective August 1, 2016.

Also effective August 1, 2016, Foreside Management Services, LLC (“Foreside”), through an assignment from Beacon Hill Fund Services, Inc. (“Beacon Hill”), assumed the role of the Trust’s business manager and administrator in connection with the acquisition of Beacon Hill by Foreside Financial Group, LLC. The acquisition of Beacon Hill by Foreside Financial Group, LLC and the assignment of the role of the Trust’s business manager and administrator to Foreside did not result in any changes to the services provided to the Trust of the personnel providing those services.

In connection with these changes, the following amendments are being made to the Prospectus:

On page 47, under the section titled “Administrator, Distributor, Transfer Agent and Custodian”, the second and third sentences are deleted and replaced with the following:

Foreside Management Services, LLC provides compliance services, financial controls services and business management and governance services for the Funds. BHIL Distributors, LLC (“Distributor”), distributes shares of the Funds. Distributor is a subsidiary of Foreside Financial Group, LLC, and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. Foreside Management Services, LLC is located at 325 John H. McConnell Blvd, Suite 150, Columbus, Ohio 43215.

In addition, the information listed on the back cover of the prospectus for the Trust’s Distributor is replaced with the following:

BHIL Distributors, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

This Supplement and Statement of Additional Information dated January 28, 2016, provide the information a prospective investor ought to know before investing and should be retained for future reference.

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

JOHCM GLOBAL EQUITY FUND

JOHCM INTERNATIONAL SELECT FUND

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

JOHCM ASIA EX-JAPAN EQUITY FUND

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

JOHCM US SMALL MID CAP EQUITY FUND

Each A SERIES OF ADVISERS INVESTMENT TRUST

Supplement Dated August 5, 2016 to

Statement of Additional Information Dated January 28, 2016

At a Meeting of the Board of Trustees of the Trust held on June 15-16, 2016, BHIL Distributors, LLC (“BHIL LLC”) was approved as underwriter, replacing BHIL Distributors, Inc. effective August 1, 2016.

Also effective August 1, 2016, Foreside Management Services, LLC (“Foreside”), through an assignment from Beacon Hill Fund Services, Inc. (“Beacon Hill”), assumed the role of the Trust’s business manager and administrator in connection with the acquisition of Beacon Hill by Foreside Financial Group, LLC. The acquisition of Beacon Hill by Foreside Financial Group, LLC and the assignment of the role of the Trust’s business manager and administrator to Foreside did not result in any changes to the services provided to the Trust of the personnel providing those services.

In connection with these changes, the following amendments are being made to the Statement of Additional Information:

On page 22, the third sentence in the second paragraph of the section titled “Financial Intermediaries” is deleted and replaced with the following:

Any payments made pursuant to such agreements are in addition to, rather than in lieu of, shareholder servicing fees that a financial intermediary may be receiving under an agreement with BHIL Distributors, LLC (“Distributor”).

On page 35, the fourth paragraph under the section titled “Fund Services” is deleted and replaced with the following:

Foreside Management Services, LLC (“Foreside”), located at 325 John H. McConnell Boulevard, Suite 150, Columbus, Ohio 43215, provides compliance services, financial controls services and business management and governance services for the Funds. Services are provided to the Funds pursuant to a written agreement between the Funds and Foreside. The fees are paid by the Funds.

On page 36, the first sentence under the section titled “Distributor” is deleted and replaced with the following:

BHIL Distributors, LLC (“Distributor”), a subsidiary of Foreside Financial Group, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, provides distribution services to the Funds pursuant to a distribution agreement with the Trust.

All references to Beacon Hill Fund Services, Inc. are changed to Foreside Management Services, LLC (“Foreside”) and, similarly, all references to Beacon Hill are revised to Foreside (including Foreside as the successor firm to Beacon Hill, where applicable). All references to BHIL Distributors, Inc. are changed to BHIL Distributors, LLC.

All other information contained in the Statement of Additional Information remains unchanged.

This Supplement and the prospectus dated January 28, 2016, and Statement of Additional Information dated January 28, 2016, provide the information a prospective investor ought to know before investing and should be retained for future reference.